UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03090
MFS SERIES TRUST VII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Equity Research Fund
Class A-EEMPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$63	1.25%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMA-SEM

MFS® Emerging Markets
Equity Research Fund
Class C-EEMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$101	2.00%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMC-SEM

MFS® Emerging Markets
Equity Research Fund
Class I-EEMIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	1.00%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMI-SEM

MFS® Emerging Markets
Equity Research Fund
Class R1-EEMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$101	2.00%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR1-SEM

MFS® Emerging Markets
Equity Research Fund
Class R2-EEMEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$76	1.50%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR2-SEM

MFS® Emerging Markets
Equity Research Fund
Class R3-EEMFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.25%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR3-SEM

MFS® Emerging Markets
Equity Research Fund
Class R4-EEMGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	1.00%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR4-SEM

MFS® Emerging Markets
Equity Research Fund
Class R6-EEMHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Emerging Markets Equity Research Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$50	0.99%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	3,113,206	Portfolio Turnover Rate (%):	15
Total Number of Holdings:	66
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Tencent Holdings Ltd.	5.9%
Samsung Electronics Co. Ltd.	4.0%
HDFC Bank Ltd.	3.0%
Reliance Industries Ltd.	2.6%
Mahindra & Mahindra Ltd.	2.5%
BYD Co. Ltd.	2.2%
Techtronic Industries Co. Ltd.	2.1%
National Bank of Greece S.A.	1.9%
Hellenic Telecommunications Organization S.A.	1.8%
Issuer country weightings
China	23.0%
Taiwan	17.0%
India	16.6%
South Korea	8.1%
Brazil	6.1%
Greece	3.8%
Hong Kong	3.7%
Mexico	3.5%
Thailand	2.8%
Other Countries	15.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EEMR6-SEM

MFS® Equity Income Fund
Class A-EQNAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.88%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class B-EQNBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.63%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIB-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class C-EQNCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.63%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class I-EQNIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.63%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQII-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class R1-EQNRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.63%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class R2-EQNSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$58	1.13%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class R3-EQNTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.88%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class R4-EQNUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.63%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Equity Income Fund
Class R6-EQNVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Equity Income Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	620,193,453	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	93
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Financials	22.3%
Health Care	14.7%
Information Technology	12.8%
Industrials	11.6%
Consumer Staples	7.6%
Energy	7.1%
Consumer Discretionary	7.1%
Utilities	6.0%
Real Estate	4.3%
Communication Services	3.6%
Materials	2.4%
Top ten holdings
Wells Fargo & Co.	3.2%
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.0%
Alphabet, Inc., "A"	2.5%
AbbVie, Inc.	2.3%
Qualcomm, Inc.	2.3%
Pfizer, Inc.	2.2%
Apple, Inc.	2.1%
American Express Co.	2.0%
McKesson Corp.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EQIR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class A-UIVVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.90%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVA-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class C-UIVCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.64%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVC-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class I-UIVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$34	0.65%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVI-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class R1-UIVMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.64%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR1-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class R2-UIVNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.14%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR2-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class R3-UIVPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$46	0.89%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR3-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class R4-UIVQX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$34	0.65%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR4-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

MFS® Intrinsic Value Fund
Class R6-UIVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Intrinsic Value Fund for the period of August 1, 2024 to January 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.62%
FUND STATISTICS AS OF 1/31/25
Net Assets ($):	5,324,553	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	85
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 1/31/25)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Equity sectors
Information Technology	25.0%
Financials	20.8%
Health Care	14.0%
Industrials	12.9%
Materials	10.0%
Consumer Staples	5.9%
Consumer Discretionary	5.7%
Energy	2.3%
Real Estate	1.2%
Top ten holdings
Microsoft Corp.	6.4%
Amazon.com, Inc.	4.9%
Mastercard, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Charles Schwab Corp.	2.5%
Colgate-Palmolive Co.	2.4%
Becton, Dickinson and Co.	2.3%
Bank of America Corp.	2.1%
Agilent Technologies, Inc.	2.1%
CME Group, Inc.	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UIVR6-SEM
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Equity Research Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Equity Research Fund
Portfolio of Investments − 1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Airlines – 0.6%
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	661	$ 17,961
Alcoholic Beverages – 2.9%
Ambev S.A.	8,100	$ 15,385
China Resources Beer Holdings Co. Ltd.	12,000	36,114
Kweichow Moutai Co. Ltd.	200	39,753
		$91,252
Automotive – 4.8%
BYD Co. Ltd.	2,000	$ 70,073
Mahindra & Mahindra Ltd.	2,292	78,812
		$148,885
Brokerage & Asset Managers – 1.2%
B3 S.A. - Brasil Bolsa Balcao	19,000	$ 36,381
Business Services – 2.7%
Infosys Ltd.	1,256	$ 27,351
Tata Consultancy Services Ltd.	1,190	56,410
		$83,761
Chemicals – 1.7%
UPL Ltd.	7,369	$ 51,365
Computer Software - Systems – 6.0%
EPAM Systems, Inc. (a)	176	$ 44,697
Globant S.A. (a)	74	15,785
Samsung Electronics Co. Ltd.	3,566	127,188
		$187,670
Construction – 4.6%
Anhui Conch Cement Co. Ltd.	13,000	$ 34,953
Midea Group Co. Ltd., “A”	3,900	39,828
Techtronic Industries Co. Ltd.	5,000	67,121
		$141,902
Consumer Products – 0.9%
Amorepacific Corp. (a)	307	$ 27,179
Consumer Services – 1.1%
Localiza Rent a Car S.A.	3,488	$ 18,425
MakeMyTrip Ltd.	139	15,188
		$33,613
EEMFS-SEM
1

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 15.5%
ASE Technology Holding Co. Ltd.	8,000	$ 40,499
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	441,710
		$482,209
Energy - Independent – 3.9%
PT United Tractors Tbk	27,500	$ 41,967
Reliance Industries Ltd.	5,531	80,559
		$122,526
Energy - Integrated – 2.4%
Galp Energia SGPS S.A., “B”	1,689	$ 28,264
Petroleo Brasileiro S.A., ADR	1,568	22,281
Petroleo Brasileiro S.A., ADR	750	9,675
Petronet LNG Ltd.	3,986	14,503
		$74,723
Engineering - Construction – 0.5%
Doosan Bobcat, Inc.	443	$ 14,499
Food & Beverages – 2.6%
Gruma S.A.B. de C.V.	2,990	$ 51,819
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	7,400	28,518
		$80,337
Food & Drug Stores – 1.0%
Jeronimo Martins, SGPS S.A.	1,657	$ 32,667
Gaming & Lodging – 0.6%
ITC Hotels Ltd. (a)	743	$ 1,398
Sands China Ltd. (a)	7,600	18,142
		$19,540
Insurance – 3.2%
AIA Group Ltd.	4,400	$ 30,949
Ping An Insurance Co. of China Ltd., “H”	5,500	30,775
Samsung Fire & Marine Insurance Co. Ltd.	142	36,830
		$98,554
Leisure & Toys – 7.5%
NetEase, Inc., ADR	477	$ 49,059
Tencent Holdings Ltd.	3,500	184,442
		$233,501
Machinery & Tools – 1.7%
Delta Electronics, Inc.	4,000	$ 52,723
Major Banks – 4.9%
Banco Bradesco S.A., ADR	19,316	$ 40,757
Erste Group Bank AG	842	51,920
National Bank of Greece S.A.	6,965	60,550
		$153,227
2

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.6%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	600	$ 19,297
Metals & Mining – 2.8%
Industries Qatar Q.S.C.	11,886	$ 44,821
Vale S.A., ADR	4,674	43,422
		$88,243
Natural Gas - Distribution – 1.6%
China Resources Gas Group Ltd.	14,800	$ 50,239
Other Banks & Diversified Financials – 15.1%
China Construction Bank Corp.	65,000	$ 52,805
China Merchants Bank Co. Ltd.	7,500	40,979
Credicorp Ltd.	214	39,183
Emirates NBD Bank PJSC	9,440	53,586
HDFC Bank Ltd.	4,784	93,826
Kasikornbank PLC	7,300	35,118
KB Financial Group, Inc.	794	49,765
Kotak Mahindra Bank Ltd.	1,912	41,790
PT Bank Negara Indonesia (Persero) Tbk	120,200	35,175
Saudi Awwal Bank	2,927	28,055
Sberbank of Russia PJSC (a)(u)	11,152	0
		$470,282
Pharmaceuticals – 0.7%
Sun Pharmaceutical Industries Ltd.	1,108	$ 22,309
Precious Metals & Minerals – 1.0%
Gold Fields Ltd., ADR	1,814	$ 30,711
Specialty Stores – 2.8%
PDD Holdings, Inc., ADR (a)	410	$ 45,883
Walmart de Mexico S.A.B. de C.V.	15,556	40,328
		$86,211
Telecommunications - Wireless – 1.7%
Advanced Info Service Public Co. Ltd.	6,200	$ 52,288
Telephone Services – 1.8%
Hellenic Telecommunications Organization S.A.	3,799	$ 57,540
Tobacco – 1.2%
ITC Ltd.	7,526	$ 38,802
Utilities - Water – 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo	400	$ 6,473
Total Common Stocks (Identified Cost, $2,966,710)		$3,106,870
3

MFS Emerging Markets Equity Research Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $40,976)	40,967	$ 40,975
Other Assets, Less Liabilities – (1.1)%		(34,639)
Net Assets – 100.0%		$3,113,206
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $40,975 and $3,106,870, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Emerging Markets Equity Research Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $2,966,710)	$3,106,870
Investments in affiliated issuers, at value (identified cost, $40,976)	40,975
Foreign currency, at value (identified cost, $460)	458
Receivables for
Investments sold	5,656
Fund shares sold	24
Dividends	4,158
Receivable from investment adviser	15,432
Other assets	89
Total assets	$3,173,662
Liabilities
Payable to affiliates
Administrative services fee	$96
Shareholder servicing costs	245
Distribution and service fees	11
Payable for independent Trustees' compensation	529
Deferred foreign capital gains tax expense payable	10,828
Payable for custodian fee	7,171
Payable for audit and tax fees	37,197
Accrued expenses and other liabilities	4,379
Total liabilities	$60,456
Net assets	$3,113,206
Net assets consist of
Paid-in capital	$3,654,499
Total distributable earnings (loss)	(541,293)
Net assets	$3,113,206
Shares of beneficial interest outstanding	386,261
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$187,476	23,282	$8.05
Class C	53,715	6,728	7.98
Class I	105,555	13,101	8.06
Class R1	57,366	7,195	7.97
Class R2	58,390	7,267	8.03
Class R3	58,910	7,320	8.05
Class R4	59,432	7,372	8.06
Class R6	2,532,362	313,996	8.06
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.54 [100 / 94.25 x $8.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Emerging Markets Equity Research Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$30,801
Dividends from affiliated issuers	1,011
Other	151
Foreign taxes withheld	(3,532)
Total investment income	$28,431
Expenses
Management fee	$14,926
Distribution and service fees	1,022
Shareholder servicing costs	586
Administrative services fee	8,823
Independent Trustees' compensation	1,514
Custodian fee	14,070
Shareholder communications	3,581
Audit and tax fees	40,288
Legal fees	7
Registration fees	86,042
Miscellaneous	16,236
Total expenses	$187,095
Fees paid indirectly	(4)
Reduction of expenses by investment adviser	(170,481)
Net expenses	$16,610
Net investment income (loss)	$11,821
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $1,246 foreign capital gains tax)	$(78,882)
Affiliated issuers	5
Foreign currency	(485)
Net realized gain (loss)	$(79,362)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $382 decrease in deferred foreign capital gains tax)	$111,438
Affiliated issuers	(6)
Translation of assets and liabilities in foreign currencies	20
Net unrealized gain (loss)	$111,452
Net realized and unrealized gain (loss)	$32,090
Change in net assets from operations	$43,911
See Notes to Financial Statements
6

MFS Emerging Markets Equity Research Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24
Change in net assets
From operations
Net investment income (loss)	$11,821	$57,871
Net realized gain (loss)	(79,362)	(198,299)
Net unrealized gain (loss)	111,452	254,202
Change in net assets from operations	$43,911	$113,774
Total distributions to shareholders	$(43,350)	$(78,500)
Change in net assets from fund share transactions	$12,531	$226,622
Total change in net assets	$13,092	$261,896
Net assets
At beginning of period	3,100,114	2,838,218
At end of period	$3,113,206	$3,100,114
See Notes to Financial Statements
7

MFS Emerging Markets Equity Research Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.05	$8.00	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.15	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	0.09	0.11	0.57	(1.93)	(0.82)
Total from investment operations	$0.11	$0.26	$0.75	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$8.05	$8.05	$8.00	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	1.34(n)	3.44	10.29	(20.10)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.11(a)	11.99	11.53	9.91	9.75(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25	1.25(a)
Net investment income (loss)	0.56(a)	1.93	2.48	0.95	0.97(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$187	$184	$158	$135	$166

See Notes to Financial Statements
8

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.98	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	0.08	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$0.07	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.14)	$(0.02)	$—	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.14)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.98	$7.98	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	0.93(n)	2.71	9.41	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.85(a)	12.92	12.22	10.69	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00	2.00	2.00(a)
Net investment income (loss)	(0.19)(a)	1.12	1.72	0.22	0.20(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$54	$53	$52	$43	$47
Class I	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.06	$8.00	$7.32	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.17	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.09	0.11	0.56	(1.94)	(0.82)
Total from investment operations	$0.12	$0.28	$0.76	$(1.84)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.06	$8.06	$8.00	$7.32	$9.23
Total return (%) (r)(s)(t)(x)	1.47(n)	3.82	10.58	(20.02)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.82(a)	11.59	11.11	9.83	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.00(a)
Net investment income (loss)	0.82(a)	2.21	2.71	1.22	1.20(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$106	$128	$101	$48	$47

See Notes to Financial Statements
9

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$7.97	$7.92	$7.26	$9.19	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.08	$0.12	$0.02	$0.01
Net realized and unrealized gain (loss)	0.08	0.12	0.56	(1.92)	(0.82)
Total from investment operations	$0.07	$0.20	$0.68	$(1.90)	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.15)	$(0.02)	$—	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.07)	$(0.15)	$(0.02)	$(0.03)	$—
Net asset value, end of period (x)	$7.97	$7.97	$7.92	$7.26	$9.19
Total return (%) (r)(s)(t)(x)	0.89(n)	2.73	9.43	(20.70)	(8.10)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.80(a)	12.89	12.32	10.66	10.51(a)
Expenses after expense reductions (f)	2.00(a)	2.00	2.00	2.00	2.00(a)
Net investment income (loss)	(0.19)(a)	1.13	1.70	0.19	0.21(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$57	$60	$55	$36	$46
Class R2	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.03	$7.98	$7.31	$9.21	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.12	$0.16	$0.06	$0.03
Net realized and unrealized gain (loss)	0.08	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$0.09	$0.24	$0.72	$(1.87)	$(0.79)
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.19)	$(0.05)	$(0.00)(w)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.09)	$(0.19)	$(0.05)	$(0.03)	$—
Net asset value, end of period (x)	$8.03	$8.03	$7.98	$7.31	$9.21
Total return (%) (r)(s)(t)(x)	1.20(n)	3.19	9.98	(20.31)	(7.90)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.35(a)	12.38	11.82	10.16	10.01(a)
Expenses after expense reductions (f)	1.50(a)	1.50	1.50	1.50	1.50(a)
Net investment income (loss)	0.32(a)	1.63	2.20	0.69	0.70(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$58	$58	$56	$37	$46

See Notes to Financial Statements
10

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.05	$7.99	$7.32	$9.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.14	$0.18	$0.08	$0.04
Net realized and unrealized gain (loss)	0.09	0.13	0.56	(1.93)	(0.82)
Total from investment operations	$0.11	$0.27	$0.74	$(1.85)	$(0.78)
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.21)	$(0.07)	$(0.02)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.11)	$(0.21)	$(0.07)	$(0.05)	$—
Net asset value, end of period (x)	$8.05	$8.05	$7.99	$7.32	$9.22
Total return (%) (r)(s)(t)(x)	1.33(n)	3.57	10.20	(20.11)	(7.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.10(a)	12.13	11.57	9.91	9.76(a)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25	1.25(a)
Net investment income (loss)	0.56(a)	1.88	2.45	0.94	0.95(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$59	$58	$56	$37	$46
Class R4	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.06	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.09	0.11	0.56	(1.93)	(0.82)
Total from investment operations	$0.12	$0.27	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.06	$8.06	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	1.47(n)	3.69	10.57	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.85(a)	11.88	11.32	9.66	9.51(a)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.00(a)
Net investment income (loss)	0.81(a)	2.13	2.71	1.19	1.19(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$59	$59	$56	$37	$46

See Notes to Financial Statements
11

MFS Emerging Markets Equity Research Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21(c)
Net asset value, beginning of period	$8.07	$8.01	$7.33	$9.23	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.16	$0.20	$0.10	$0.05
Net realized and unrealized gain (loss)	0.08	0.12	0.56	(1.93)	(0.82)
Total from investment operations	$0.11	$0.28	$0.76	$(1.83)	$(0.77)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.08)	$(0.04)	$—
From net realized gain	—	—	—	(0.03)	—
Total distributions declared to shareholders	$(0.12)	$(0.22)	$(0.08)	$(0.07)	$—
Net asset value, end of period (x)	$8.06	$8.07	$8.01	$7.33	$9.23
Total return (%) (r)(s)(t)(x)	1.35(n)	3.83	10.58	(19.91)	(7.70)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.84(a)	11.87	11.32	9.57	9.50(a)
Expenses after expense reductions (f)	0.99(a)	0.99	0.99	0.99	0.99(a)
Net investment income (loss)	0.82(a)	2.15	2.73	1.19	1.20(a)
Portfolio turnover rate	15(n)	33	59	39	17(n)
Net assets at end of period (000 omitted)	$2,532	$2,501	$2,303	$2,083	$1,615
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 23, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Research Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
13

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$369,901	$352,817	$—	$722,718
Taiwan	—	534,932	—	534,932
India	184,086	338,227	—	522,313
South Korea	—	255,461	—	255,461
Brazil	192,799	—	—	192,799
Greece	118,090	—	—	118,090
Hong Kong	85,263	30,949	—	116,212
Mexico	110,108	—	—	110,108
Thailand	35,118	52,288	—	87,406
Other Countries	385,900	60,931	0	446,831
Investment Companies	40,975	—	—	40,975
Total	$1,522,240	$1,625,605	$0	$3,147,845
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 7/31/24	$0
Realized gain (loss)	(59,893)
Change in unrealized appreciation or depreciation	77,135
Sales	(17,242)
Balance as of 1/31/25	$0
14

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
The net change in unrealized appreciation or depreciation from investments held as level 3 at January 31, 2025 is $0. At January 31, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$78,500
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
As of 1/31/25
Cost of investments	$3,128,176
Gross appreciation	363,567
Gross depreciation	(343,898)
Net unrealized appreciation (depreciation)	$19,669
As of 7/31/24
Undistributed ordinary income	43,117
Capital loss carryforwards	(481,276)
Other temporary differences	(1,105)
Net unrealized appreciation (depreciation)	(102,590)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of July 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(78,319)
Long-Term	(402,957)
Total	$(481,276)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/25	Year ended 7/31/24
Class A	$2,428	$4,104
Class C	483	939
Class I	1,505	2,800
Class R1	499	1,109
Class R2	677	1,307
Class R3	760	1,443
Class R4	846	1,579
Class R6	36,152	65,219
Total	$43,350	$78,500
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.95%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion and up to $5 billion	0.85%
In excess of $5 billion	0.825%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
16

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this management fee reduction amounted to $213, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.94% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
1.31%	2.06%	1.06%	2.06%	1.56%	1.31%	1.06%	0.99%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this reduction amounted to $170,268, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16 for the six months ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 235
Class C	0.75%	0.25%	1.00%	1.00%	271
Class R1	0.75%	0.25%	1.00%	1.00%	295
Class R2	0.25%	0.25%	0.50%	0.50%	147
Class R3	—	0.25%	0.25%	0.25%	74
Total Distribution and Service Fees					$1,022
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2025.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2025, the fee was $330, which equated to 0.0210% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $256.
17

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.5615% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At January 31, 2025, MFS held approximately 68%, 94%, and 96% of the outstanding shares of Class A, Class C, and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2025, this reimbursement amounted to $148, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $463,391 and $477,414, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	215	$1,839	2,530	$18,765
Class C	120	975	198	1,486
Class I	20	163	3,148	22,932
Class R1	13	105	382	2,808
Class R6	505	4,115	16,766	129,083
	873	$7,197	23,024	$175,074
Shares issued to shareholders in reinvestment of distributions
Class A	308	$2,428	558	$4,104
Class C	62	483	128	939
Class I	190	1,505	382	2,800
Class R1	64	499	152	1,109
Class R2	86	677	178	1,307
Class R3	96	760	197	1,443
Class R4	107	846	215	1,579
Class R6	4,576	36,152	8,873	65,219
	5,489	$43,350	10,683	$78,500
18

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(33)	$(257)	(95)	$(695)
Class C	(81)	(651)	(244)	(1,790)
Class I	(3,010)	(23,926)	(282)	(2,115)
Class R1	(395)	(3,423)	(6)	(43)
Class R6	(1,230)	(9,759)	(2,997)	(22,309)
	(4,749)	$(38,016)	(3,624)	$(26,952)
Net change
Class A	490	$4,010	2,993	$22,174
Class C	101	807	82	635
Class I	(2,800)	(22,258)	3,248	23,617
Class R1	(318)	(2,819)	528	3,874
Class R2	86	677	178	1,307
Class R3	96	760	197	1,443
Class R4	107	846	215	1,579
Class R6	3,851	30,508	22,642	171,993
	1,613	$12,531	30,083	$226,622
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2025, the fund’s commitment fee and interest expense were $7 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,958	$380,012	$405,994	$5	$(6)	$40,975
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,011	$—
19

MFS Emerging Markets Equity Research Fund
Notes to Financial Statements (unaudited) - continued
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.
20

MFS Emerging Markets Equity Research Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	473,620,431.737	12,961,674.681
John A. Caroselli	473,058,638.712	13,523,467.706
Maureen R. Goldfarb	477,718,501.764	8,863,604.654
Peter D. Jones	476,217,082.316	10,365,024.102
John P. Kavanaugh	473,744,781.918	12,837,324.500
James W. Kilman, Jr.	476,275,513.558	10,306,592.860
Clarence Otis, Jr.	475,695,813.191	10,886,293.227
Michael W. Roberge	476,510,413.887	10,071,692.531
Maryanne L. Roepke	477,754,227.385	8,827,879.034
Paula E. Smith	477,666,092.208	8,916,014.210
Laurie J. Thomsen	477,564,454.244	9,017,652.174
Darrell A. Williams	475,810,273.785	10,771,832.633
21

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Equity Research Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Equity Research Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
22

MFS Equity Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Equity Income Fund
Portfolio of Investments − 1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.9%
Aerospace & Defense – 1.3%
General Electric Co.	22,346	$ 4,548,975
Leidos Holdings, Inc.	24,693	3,507,147
		$8,056,122
Apparel Manufacturers – 0.5%
VF Corp.	117,470	$ 3,050,696
Biotechnology – 0.8%
Gilead Sciences, Inc.	50,466	$ 4,905,295
Broadcasting – 1.1%
Omnicom Group, Inc.	78,508	$ 6,813,709
Brokerage & Asset Managers – 1.8%
Citigroup, Inc.	135,081	$ 10,999,646
Business Services – 0.6%
Sodexo	46,000	$ 3,397,694
Chemicals – 0.6%
Eastman Chemical Co.	37,678	$ 3,754,613
Computer Software – 3.7%
Microsoft Corp.	46,000	$ 19,092,760
Salesforce, Inc.	10,578	3,614,503
		$22,707,263
Computer Software - Systems – 2.1%
Apple, Inc.	55,370	$ 13,067,320
Construction – 3.4%
Compagnie de Saint-Gobain S.A.	46,181	$ 4,313,846
Masco Corp.	149,063	11,817,715
Stanley Black & Decker, Inc.	54,032	4,758,598
		$20,890,159
Consumer Products – 2.7%
Colgate-Palmolive Co.	52,956	$ 4,591,285
Kimberly-Clark Corp.	71,808	9,332,886
Newell Brands, Inc.	300,973	2,997,691
		$16,921,862
Electrical Equipment – 0.5%
Johnson Controls International PLC	41,030	$ 3,200,340
EQIFS-SEM

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
Applied Materials, Inc.	30,649	$ 5,527,547
Lam Research Corp.	58,602	4,749,692
NXP Semiconductors N.V.	16,344	3,408,541
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,535	11,415,267
		$25,101,047
Energy - Independent – 2.6%
ConocoPhillips	36,553	$ 3,612,533
EOG Resources, Inc.	37,523	4,720,018
Phillips 66	67,090	7,907,898
		$16,240,449
Energy - Integrated – 2.8%
Eni S.p.A.	326,447	$ 4,600,887
Exxon Mobil Corp.	25,512	2,725,447
National Gas Fuel Co.	54,879	3,843,177
Suncor Energy, Inc.	81,869	3,071,742
TotalEnergies SE	57,555	3,343,133
		$17,584,386
Engineering - Construction – 0.5%
Jacobs Solutions, Inc.	22,730	$ 3,185,155
Food & Beverages – 2.0%
General Mills, Inc.	72,710	$ 4,372,779
Mondelez International, Inc.	71,120	4,124,249
PepsiCo, Inc.	26,174	3,944,160
		$12,441,188
Health Maintenance Organizations – 2.0%
Cigna Group	41,588	$ 12,235,605
Insurance – 5.4%
Ameriprise Financial, Inc.	22,572	$ 12,264,722
Corebridge Financial, Inc.	310,281	10,475,087
Hartford Insurance Group, Inc.	24,462	2,728,736
Manulife Financial Corp.	157,782	4,718,207
Zurich Insurance Group AG	4,970	3,013,771
		$33,200,523
Internet – 2.4%
Alphabet, Inc., “A”	74,312	$ 15,161,134
Leisure & Toys – 0.4%
Hasbro, Inc.	41,791	$ 2,417,191
Machinery & Tools – 4.2%
AGCO Corp.	28,174	$ 2,942,211
Eaton Corp. PLC	20,248	6,609,757
Finning International, Inc.	286,291	7,148,657
Trane Technologies PLC	25,386	9,208,771
		$25,909,396

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 9.5%
Bank of America Corp.	259,356	$ 12,008,183
JPMorgan Chase & Co.	69,393	18,548,749
PNC Financial Services Group, Inc.	21,560	4,332,482
UBS Group AG	131,690	4,649,743
Wells Fargo & Co.	247,507	19,503,552
		$59,042,709
Medical & Health Technology & Services – 2.0%
McKesson Corp.	20,803	$ 12,372,584
Medical Equipment – 1.7%
Medtronic PLC	112,401	$ 10,208,259
Metals & Mining – 1.5%
Glencore PLC	293,264	$ 1,274,481
Rio Tinto PLC	134,471	8,118,607
		$9,393,088
Natural Gas - Pipeline – 1.0%
Enbridge, Inc.	148,845	$ 6,436,790
Network & Telecom – 2.2%
Qualcomm, Inc.	80,192	$ 13,867,603
Oil Services – 1.1%
TechnipFMC PLC	234,386	$ 7,043,299
Other Banks & Diversified Financials – 5.5%
American Express Co.	39,542	$ 12,552,608
Northern Trust Corp.	94,798	10,644,868
Popular, Inc.	103,077	10,610,746
		$33,808,222
Pharmaceuticals – 8.1%
AbbVie, Inc.	77,706	$ 14,290,133
Johnson & Johnson	51,701	7,866,307
Organon & Co.	348,114	5,416,654
Pfizer, Inc.	507,785	13,466,458
Roche Holding AG	16,765	5,264,661
Sanofi	38,785	4,207,025
		$50,511,238
Railroad & Shipping – 1.1%
CSX Corp.	125,760	$ 4,133,731
Union Pacific Corp.	10,816	2,680,097
		$6,813,828
Real Estate – 2.2%
Essential Properties Realty Trust, REIT	175,136	$ 5,621,866
W.P. Carey, Inc., REIT	143,521	8,024,259
		$13,646,125

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 2.1%
Cousins Properties, Inc., REIT	202,320	$ 6,176,830
Highwoods Properties, Inc., REIT	218,726	6,515,847
		$12,692,677
Restaurants – 0.6%
Aramark	100,789	$ 3,921,700
Specialty Stores – 5.9%
Amazon.com, Inc. (a)	51,421	$ 12,221,743
Home Depot, Inc.	29,609	12,198,316
Target Corp.	67,121	9,256,657
TJX Cos., Inc.	25,320	3,159,683
		$36,836,399
Tobacco – 1.8%
Altria Group, Inc.	83,190	$ 4,345,014
British American Tobacco PLC	84,365	3,344,194
Philip Morris International, Inc.	25,877	3,369,185
		$11,058,393
Utilities - Electric Power – 3.1%
Duke Energy Corp.	35,223	$ 3,944,624
Edison International	58,753	3,172,662
Iberdrola S.A.	361,121	5,103,285
NextEra Energy, Inc.	54,416	3,894,009
NRG Energy, Inc.	31,698	3,247,143
		$19,361,723
Total Common Stocks (Identified Cost, $463,063,023)		$588,255,430
Convertible Preferred Stocks – 2.5%
Aerospace & Defense – 0.6%
Boeing Co., 6%	59,884	$ 3,592,441
Utilities - Electric Power – 1.9%
NextEra Energy, Inc., 7.234%	181,893	$ 8,123,341
PG&E Corp., 6%	96,537	4,076,758
		$12,200,099
Total Convertible Preferred Stocks (Identified Cost, $16,134,168)		$15,792,540
Preferred Stocks – 1.0%
Computer Software - Systems – 0.7%
Samsung Electronics Co. Ltd.	143,595	$ 4,209,316
Metals & Mining – 0.3%
Gerdau S.A.	586,716	$ 1,728,810
Total Preferred Stocks (Identified Cost, $7,872,895)		$5,938,126

MFS Equity Income Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.3%
Utilities - Electric Power – 0.3%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $1,678,000)	$1,678,000	$ 1,707,333
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $3,237,024)	3,236,763	$ 3,237,410
Other Assets, Less Liabilities – 0.8%		5,262,614
Net Assets – 100.0%		$620,193,453
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,237,410 and $611,693,429, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $488,748,086)	$611,693,429
Investments in affiliated issuers, at value (identified cost, $3,237,024)	3,237,410
Foreign currency, at value (identified cost, $7)	7
Receivables for
Investments sold	3,742,215
Fund shares sold	3,189,235
Interest and dividends	874,225
Other assets	2,267
Total assets	$622,738,788
Liabilities
Payables for
Investments purchased	$2,026,473
Fund shares reacquired	294,003
Payable to affiliates
Investment adviser	1,279
Administrative services fee	537
Shareholder servicing costs	112,227
Distribution and service fees	6,207
Payable for independent Trustees' compensation	1,870
Accrued expenses and other liabilities	102,739
Total liabilities	$2,545,335
Net assets	$620,193,453
Net assets consist of
Paid-in capital	$470,596,536
Total distributable earnings (loss)	149,596,917
Net assets	$620,193,453
Shares of beneficial interest outstanding	28,362,587
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$376,611,889	17,248,991	$21.83
Class B	2,290,471	104,689	21.88
Class C	14,535,579	664,815	21.86
Class I	138,405,509	6,334,461	21.85
Class R1	1,073,364	48,982	21.91
Class R2	525,189	23,977	21.90
Class R3	2,315,025	105,789	21.88
Class R4	3,079,455	140,913	21.85
Class R6	81,356,972	3,689,970	22.05
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.16 [100 / 94.25 x $21.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$8,022,708
Dividends from affiliated issuers	175,191
Interest	35,657
Other	9,603
Foreign taxes withheld	(159,548)
Total investment income	$8,083,611
Expenses
Management fee	$1,499,537
Distribution and service fees	547,808
Shareholder servicing costs	234,391
Administrative services fee	47,963
Independent Trustees' compensation	5,796
Custodian fee	23,463
Shareholder communications	24,512
Audit and tax fees	32,718
Legal fees	1,368
Miscellaneous	113,967
Total expenses	$2,531,523
Reduction of expenses by investment adviser and distributor	(130,305)
Net expenses	$2,401,218
Net investment income (loss)	$5,682,393
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$32,273,283
Affiliated issuers	(557)
Foreign currency	(1,001)
Net realized gain (loss)	$32,271,725
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(16,390,367)
Affiliated issuers	(90)
Translation of assets and liabilities in foreign currencies	(11,382)
Net unrealized gain (loss)	$(16,401,839)
Net realized and unrealized gain (loss)	$15,869,886
Change in net assets from operations	$21,552,279
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24
Change in net assets
From operations
Net investment income (loss)	$5,682,393	$9,178,989
Net realized gain (loss)	32,271,725	18,915,986
Net unrealized gain (loss)	(16,401,839)	57,437,493
Change in net assets from operations	$21,552,279	$85,532,468
Total distributions to shareholders	$(30,496,706)	$(18,808,155)
Change in net assets from fund share transactions	$51,862,366	$92,434,451
Total change in net assets	$42,917,939	$159,158,764
Net assets
At beginning of period	577,275,514	418,116,750
At end of period	$620,193,453	$577,275,514
See Notes to Financial Statements

MFS Equity Income Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.21	$19.54	$18.56	$20.45	$15.29	$15.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.38	$0.39	$0.34	$0.33	$0.31
Net realized and unrealized gain (loss)	0.55	3.08	1.67	(0.60)	5.42	(0.06)
Total from investment operations	$0.75	$3.46	$2.06	$(0.26)	$5.75	$0.25
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.36)	$(0.33)	$(0.31)	$(0.30)	$(0.32)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.13)	$(0.79)	$(1.08)	$(1.63)	$(0.59)	$(0.36)
Net asset value, end of period (x)	$21.83	$22.21	$19.54	$18.56	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	3.43(n)	18.28	11.69	(1.60)	38.34	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.95	0.96	0.97	0.99	1.02
Expenses after expense reductions	0.88(a)	0.87	0.88	0.88	0.88	0.89
Net investment income (loss)	1.82(a)	1.89	2.13	1.72	1.81	2.05
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$376,612	$356,473	$283,793	$233,755	$200,391	$139,563

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.24	$19.56	$18.57	$20.45	$15.29	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.25	$0.19	$0.19	$0.20
Net realized and unrealized gain (loss)	0.55	3.08	1.67	(0.59)	5.42	(0.06)
Total from investment operations	$0.67	$3.31	$1.92	$(0.40)	$5.61	$0.14
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.03)	$(0.63)	$(0.93)	$(1.48)	$(0.45)	$(0.24)
Net asset value, end of period (x)	$21.88	$22.24	$19.56	$18.57	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	3.07(n)	17.37	10.87	(2.32)	37.26	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.69	1.71	1.72	1.74	1.77
Expenses after expense reductions	1.63(a)	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.09(a)	1.16	1.38	0.97	1.07	1.32
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$2,290	$2,640	$3,326	$3,307	$3,911	$3,534
Class C	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.23	$19.56	$18.56	$20.45	$15.29	$15.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.25	$0.19	$0.19	$0.20
Net realized and unrealized gain (loss)	0.54	3.08	1.68	(0.60)	5.42	(0.06)
Total from investment operations	$0.66	$3.31	$1.93	$(0.41)	$5.61	$0.14
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.18)	$(0.16)	$(0.16)	$(0.20)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.03)	$(0.64)	$(0.93)	$(1.48)	$(0.45)	$(0.24)
Net asset value, end of period (x)	$21.86	$22.23	$19.56	$18.56	$20.45	$15.29
Total return (%) (r)(s)(t)(x)	3.05(n)	17.36	10.92	(2.37)	37.27	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.70	1.71	1.71	1.74	1.77
Expenses after expense reductions	1.63(a)	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.07(a)	1.14	1.39	0.97	1.07	1.31
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$14,536	$14,766	$14,066	$14,440	$16,922	$15,705

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.22	$19.56	$18.57	$20.46	$15.30	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.42	$0.44	$0.39	$0.37	$0.35
Net realized and unrealized gain (loss)	0.56	3.08	1.67	(0.60)	5.43	(0.06)
Total from investment operations	$0.79	$3.50	$2.11	$(0.21)	$5.80	$0.29
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.41)	$(0.37)	$(0.36)	$(0.35)	$(0.36)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.16)	$(0.84)	$(1.12)	$(1.68)	$(0.64)	$(0.40)
Net asset value, end of period (x)	$21.85	$22.22	$19.56	$18.57	$20.46	$15.30
Total return (%) (r)(s)(t)(x)	3.62(n)	18.50	12.02	(1.36)	38.66	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.70	0.71	0.72	0.73	0.77
Expenses after expense reductions	0.63(a)	0.62	0.63	0.63	0.63	0.64
Net investment income (loss)	2.06(a)	2.10	2.40	1.97	2.05	2.31
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$138,406	$121,635	$59,721	$52,365	$40,722	$21,344
Class R1	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.27	$19.60	$18.62	$20.54	$15.36	$15.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.25	$0.18	$0.19	$0.19
Net realized and unrealized gain (loss)	0.55	3.08	1.68	(0.58)	5.45	(0.05)
Total from investment operations	$0.67	$3.31	$1.93	$(0.40)	$5.64	$0.14
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.21)	$(0.20)	$(0.20)	$(0.17)	$(0.21)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.03)	$(0.64)	$(0.95)	$(1.52)	$(0.46)	$(0.25)
Net asset value, end of period (x)	$21.91	$22.27	$19.60	$18.62	$20.54	$15.36
Total return (%) (r)(s)(t)(x)	3.07(n)	17.35	10.85	(2.32)	37.27	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.67(a)	1.70	1.71	1.73	1.73	1.77
Expenses after expense reductions	1.63(a)	1.62	1.63	1.63	1.63	1.64
Net investment income (loss)	1.10(a)	1.14	1.37	0.93	1.06	1.28
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$1,073	$1,250	$1,023	$740	$177	$121

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.27	$19.62	$18.62	$20.51	$15.34	$15.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.35	$0.29	$0.28	$0.28
Net realized and unrealized gain (loss)	0.56	3.09	1.68	(0.60)	5.43	(0.06)
Total from investment operations	$0.73	$3.41	$2.03	$(0.31)	$5.71	$0.22
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.33)	$(0.28)	$(0.26)	$(0.25)	$(0.28)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.10)	$(0.76)	$(1.03)	$(1.58)	$(0.54)	$(0.32)
Net asset value, end of period (x)	$21.90	$22.27	$19.62	$18.62	$20.51	$15.34
Total return (%) (r)(s)(t)(x)	3.33(n)	17.90	11.49	(1.89)	37.92	1.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.20	1.21	1.21	1.24	1.27
Expenses after expense reductions	1.13(a)	1.12	1.13	1.13	1.13	1.14
Net investment income (loss)	1.57(a)	1.58	1.89	1.45	1.57	1.80
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$525	$485	$189	$128	$242	$210
Class R3	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.25	$19.58	$18.59	$20.48	$15.32	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.38	$0.38	$0.33	$0.33	$0.31
Net realized and unrealized gain (loss)	0.56	3.08	1.68	(0.59)	5.43	(0.06)
Total from investment operations	$0.76	$3.46	$2.06	$(0.26)	$5.76	$0.25
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.36)	$(0.32)	$(0.31)	$(0.31)	$(0.32)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.13)	$(0.79)	$(1.07)	$(1.63)	$(0.60)	$(0.36)
Net asset value, end of period (x)	$21.88	$22.25	$19.58	$18.59	$20.48	$15.32
Total return (%) (r)(s)(t)(x)	3.47(n)	18.23	11.72	(1.61)	38.29	1.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.95	0.96	0.97	0.97	1.02
Expenses after expense reductions	0.88(a)	0.87	0.88	0.88	0.87	0.89
Net investment income (loss)	1.84(a)	1.89	2.05	1.73	1.74	2.05
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$2,315	$2,662	$2,435	$1,918	$806	$201

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.23	$19.56	$18.57	$20.47	$15.31	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.43	$0.43	$0.30	$0.39	$0.35
Net realized and unrealized gain (loss)	0.55	3.08	1.68	(0.52)	5.41	(0.06)
Total from investment operations	$0.78	$3.51	$2.11	$(0.22)	$5.80	$0.29
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.41)	$(0.37)	$(0.36)	$(0.35)	$(0.36)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.16)	$(0.84)	$(1.12)	$(1.68)	$(0.64)	$(0.40)
Net asset value, end of period (x)	$21.85	$22.23	$19.56	$18.57	$20.47	$15.31
Total return (%) (r)(s)(t)(x)	3.57(n)	18.55	12.02	(1.40)	38.64	1.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.67(a)	0.70	0.71	0.73	0.72	0.77
Expenses after expense reductions	0.63(a)	0.62	0.63	0.64	0.63	0.64
Net investment income (loss)	2.07(a)	2.14	2.37	1.61	2.09	2.29
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$3,079	$3,032	$2,510	$2,187	$424	$101
Class R6	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$22.42	$19.72	$18.72	$20.61	$15.41	$15.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.45	$0.45	$0.41	$0.39	$0.36
Net realized and unrealized gain (loss)	0.56	3.11	1.68	(0.60)	5.46	(0.06)
Total from investment operations	$0.80	$3.56	$2.13	$(0.19)	$5.85	$0.30
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.43)	$(0.38)	$(0.38)	$(0.36)	$(0.37)
From net realized gain	(0.85)	(0.43)	(0.75)	(1.32)	(0.29)	(0.04)
Total distributions declared to shareholders	$(1.17)	$(0.86)	$(1.13)	$(1.70)	$(0.65)	$(0.41)
Net asset value, end of period (x)	$22.05	$22.42	$19.72	$18.72	$20.61	$15.41
Total return (%) (r)(s)(t)(x)	3.63(n)	18.63	12.07	(1.28)	38.76	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.60(a)	0.63	0.63	0.64	0.65	0.68
Expenses after expense reductions	0.55(a)	0.55	0.55	0.55	0.55	0.55
Net investment income (loss)	2.15(a)	2.20	2.46	2.05	2.14	2.39
Portfolio turnover rate	28(n)	45	42	42	43	42
Net assets at end of period (000 omitted)	$81,357	$74,333	$51,053	$39,184	$33,049	$24,451

See Notes to Financial Statements

MFS Equity Income Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Equity Income Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Equity Income Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$520,625,980	$—	$—	$520,625,980
Canada	21,375,396	—	—	21,375,396
France	3,397,694	11,864,004	—	15,261,698
Switzerland	5,264,661	7,663,514	—	12,928,175
United Kingdom	4,618,675	8,118,607	—	12,737,282
Taiwan	11,415,267	—	—	11,415,267
Spain	—	5,103,285	—	5,103,285
Italy	—	4,600,887	—	4,600,887
South Korea	—	4,209,316	—	4,209,316
Other Countries	1,728,810	—	—	1,728,810
U.S. Corporate Bonds	—	1,707,333	—	1,707,333
Investment Companies	3,237,410	—	—	3,237,410
Total	$571,663,893	$43,266,946	$—	$614,930,839
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$8,845,154
Long-term capital gains	9,963,001
Total distributions	$18,808,155
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$493,369,425
Gross appreciation	134,625,737
Gross depreciation	(13,064,323)
Net unrealized appreciation (depreciation)	$121,561,414
As of 7/31/24
Undistributed ordinary income	7,306,112
Undistributed long-term capital gain	13,267,187
Other temporary differences	3,543
Net unrealized appreciation (depreciation)	137,964,502
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 1/31/25	Year ended 7/31/24
Class A	$18,199,044	$11,983,995
Class B	108,969	93,286
Class C	658,096	436,227
Class I	7,075,985	3,627,934
Class R1	46,999	34,380
Class R2	23,912	16,139
Class R3	131,711	98,582
Class R4	166,255	111,520
Class R6	4,085,735	2,406,092
Total	$30,496,706	$18,808,155
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this management fee reduction amounted to $40,653, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this reduction amounted to $89,650, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,659 for the six months ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 452,845
Class B	0.75%	0.25%	1.00%	1.00%	12,300
Class C	0.75%	0.25%	1.00%	1.00%	72,750
Class R1	0.75%	0.25%	1.00%	1.00%	5,435
Class R2	0.25%	0.25%	0.50%	0.50%	1,238
Class R3	—	0.25%	0.25%	0.25%	3,240
Total Distribution and Service Fees					$547,808
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended January 31, 2025, this rebate amounted to $2 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2025, were as follows:
Amount
Class A	$2,268
Class B	595
Class C	219
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2025, the fee was $25,917, which equated to 0.0086% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $208,474.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$86
8/19/2024	Redemption	Class B	3	75
8/19/2024	Redemption	Class C	3	69
8/19/2024	Redemption	Class I	3	74
8/19/2024	Redemption	Class R1	5,439	120,206
8/19/2024	Redemption	Class R3	2	53
8/19/2024	Redemption	Class R4	3	65
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended January 31, 2025, this reimbursement amounted to $9,488, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $194,721,276 and $166,886,541, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,557,637	$33,833,815	3,101,771	$62,287,266
Class B	2,594	56,397	4,780	93,468
Class C	74,992	1,643,913	218,490	4,369,980
Class I	1,610,037	35,301,794	3,883,402	77,548,932
Class R1	2,408	52,387	3,330	67,559
Class R2	1,490	31,949	14,447	277,639
Class R3	5,606	123,331	11,997	240,902
Class R4	12,255	262,663	11,023	218,888
Class R6	627,196	13,892,426	1,433,421	29,565,902
	3,894,215	$85,198,675	8,682,661	$174,670,536
Shares issued to shareholders in reinvestment of distributions
Class A	842,767	$18,186,903	603,562	$11,974,773
Class B	5,035	108,823	4,706	92,935
Class C	30,459	658,096	22,036	436,190
Class I	323,373	6,983,318	179,816	3,580,512
Class R1	2,169	46,999	1,731	34,380
Class R2	1,104	23,912	813	16,139
Class R3	6,090	131,711	4,966	98,582
Class R4	7,697	166,255	5,616	111,520
Class R6	180,390	3,930,419	116,369	2,330,934
	1,399,084	$30,236,436	939,615	$18,675,965

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,204,122)	$(26,347,747)	(2,173,108)	$(43,594,065)
Class B	(21,652)	(477,025)	(60,817)	(1,214,858)
Class C	(104,907)	(2,317,976)	(295,514)	(5,890,207)
Class I	(1,072,056)	(23,679,935)	(1,643,519)	(33,094,700)
Class R1	(11,722)	(260,767)	(1,103)	(22,467)
Class R2	(386)	(8,654)	(3,145)	(61,813)
Class R3	(25,542)	(544,702)	(21,685)	(444,245)
Class R4	(15,461)	(333,827)	(8,536)	(171,794)
Class R6	(433,616)	(9,602,112)	(822,745)	(16,417,901)
	(2,889,464)	$(63,572,745)	(5,030,172)	$(100,912,050)
Net change
Class A	1,196,282	$25,672,971	1,532,225	$30,667,974
Class B	(14,023)	(311,805)	(51,331)	(1,028,455)
Class C	544	(15,967)	(54,988)	(1,084,037)
Class I	861,354	18,605,177	2,419,699	48,034,744
Class R1	(7,145)	(161,381)	3,958	79,472
Class R2	2,208	47,207	12,115	231,965
Class R3	(13,846)	(289,660)	(4,722)	(104,761)
Class R4	4,491	95,091	8,103	158,614
Class R6	373,970	8,220,733	727,045	15,478,935
	2,403,835	$51,862,366	4,592,104	$92,434,451
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2025, the fund’s commitment fee and interest expense were $1,357 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,700,546	$55,551,029	$60,013,518	$(557)	$(90)	$3,237,410

MFS Equity Income Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$175,191	$—

MFS Equity Income Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	473,620,431.737	12,961,674.681
John A. Caroselli	473,058,638.712	13,523,467.706
Maureen R. Goldfarb	477,718,501.764	8,863,604.654
Peter D. Jones	476,217,082.316	10,365,024.102
John P. Kavanaugh	473,744,781.918	12,837,324.500
James W. Kilman, Jr.	476,275,513.558	10,306,592.860
Clarence Otis, Jr.	475,695,813.191	10,886,293.227
Michael W. Roberge	476,510,413.887	10,071,692.531
Maryanne L. Roepke	477,754,227.385	8,827,879.034
Paula E. Smith	477,666,092.208	8,916,014.210
Laurie J. Thomsen	477,564,454.244	9,017,652.174
Darrell A. Williams	475,810,273.785	10,771,832.633

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Equity Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Equity Income Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Intrinsic Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Intrinsic Value Fund
Portfolio of Investments − 1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 1.0%
Honeywell International, Inc.	241	$ 53,917
Alcoholic Beverages – 0.8%
Diageo PLC	856	$ 25,639
Pernod Ricard S.A.	147	16,691
		$42,330
Apparel Manufacturers – 0.9%
LVMH Moet Hennessy Louis Vuitton SE	33	$ 23,777
NIKE, Inc., “B”	291	22,378
		$46,155
Biotechnology – 0.5%
Illumina, Inc. (a)	199	$ 26,415
Brokerage & Asset Managers – 4.5%
Charles Schwab Corp.	1,590	$ 131,525
CME Group, Inc.	450	106,434
		$237,959
Business Services – 4.6%
Accenture PLC, “A”	237	$ 91,233
Equifax, Inc.	99	27,203
Morningstar, Inc.	120	39,437
TransUnion	515	51,114
Verisk Analytics, Inc., “A”	133	38,229
		$247,216
Computer Software – 14.2%
Atlassian Corp. (a)	48	$ 14,725
Autodesk, Inc. (a)	224	69,740
Cadence Design Systems, Inc. (a)	320	95,238
LiveRamp Holdings, Inc. (a)	222	7,548
Microsoft Corp.	826	342,840
PTC, Inc. (a)	205	39,663
Salesforce, Inc.	404	138,047
Synopsys, Inc. (a)	93	48,870
		$756,671
Computer Software - Systems – 2.0%
Capgemini	284	$ 51,765
Workday, Inc. (a)	208	54,508
		$106,273
Construction – 7.6%
Allegion PLC	353	$ 46,854
CRH PLC	748	74,074
Ferguson Enterprises, Inc.	286	51,800
UIVFS-SEM
1

MFS Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Martin Marietta Materials, Inc.	98	$ 53,324
Otis Worldwide Corp.	353	33,683
Simpson Manufacturing Co., Inc.	131	22,008
Vulcan Materials Co.	270	74,021
Watsco, Inc.	104	49,773
		$405,537
Consumer Products – 3.9%
Colgate-Palmolive Co.	1,478	$ 128,143
Kenvue, Inc.	3,631	77,304
		$205,447
Electrical Equipment – 1.9%
Hubbell, Inc.	100	$ 42,301
Johnson Controls International PLC	467	36,426
TE Connectivity PLC	163	24,119
		$102,846
Electronics – 6.7%
Analog Devices, Inc.	442	$ 93,655
Applied Materials, Inc.	192	34,627
KLA Corp.	61	45,033
Lam Research Corp.	508	41,173
Micron Technology, Inc.	425	38,777
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	495	103,614
		$356,879
Energy - Independent – 1.4%
ConocoPhillips	746	$ 73,727
Energy - Integrated – 0.9%
TotalEnergies SE	851	$ 49,431
Insurance – 6.1%
Aon PLC	262	$ 97,155
Arthur J. Gallagher & Co.	226	68,211
Marsh & McLennan Cos., Inc.	298	64,630
Willis Towers Watson PLC	282	92,938
		$322,934
Machinery & Tools – 4.4%
IDEX Corp.	117	$ 26,244
Ingersoll Rand, Inc.	337	31,611
MSA Safety Inc.	184	30,310
Regal Rexnord Corp.	130	20,635
Wabtec Corp.	223	46,366
Watts Water Technologies, “A”	391	80,851
		$236,017
2

MFS Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 2.7%
Bank of America Corp.	2,469	$ 114,315
Resona Holdings, Inc.	3,600	26,708
		$141,023
Medical & Health Technology & Services – 2.0%
ICON PLC (a)	202	$ 40,214
Solventum Corp. (a)	363	26,884
Veeva Systems, Inc. (a)	169	39,421
		$106,519
Medical Equipment – 11.6%
Abbott Laboratories	543	$ 69,466
Agilent Technologies, Inc.	748	113,337
Becton, Dickinson and Co.	496	122,810
Bio-Rad Laboratories, Inc., “A” (a)	174	62,793
Bio-Techne Corp.	754	55,457
Bruker BioSciences Corp.	901	52,393
Danaher Corp.	199	44,325
Envista Holdings Corp. (a)	1,249	25,630
Maravai Lifesciences Holdings, Inc., “A” (a)	815	4,018
Waters Corp. (a)	157	65,230
		$615,459
Other Banks & Diversified Financials – 6.9%
AIB Group PLC	6,913	$ 40,761
Mastercard, Inc., “A”	257	142,746
Moody's Corp.	150	74,916
Northern Trust Corp.	455	51,092
S&P Global, Inc.	115	59,962
		$369,477
Precious Metals & Minerals – 4.7%
Agnico Eagle Mines Ltd.	302	$ 28,069
Franco-Nevada Corp.	627	85,235
Royal Gold, Inc.	411	57,466
Wheaton Precious Metals Corp.	1,278	79,739
		$250,509
Real Estate – 1.2%
CBRE Group, Inc., “A” (a)	439	$ 63,541
Specialty Chemicals – 1.6%
Corteva, Inc.	872	$ 56,916
RPM International, Inc.	224	28,358
		$85,274
Specialty Stores – 6.2%
Amazon.com, Inc. (a)	1,094	$ 260,022
BJ's Wholesale Club Holdings, Inc. (a)	413	40,908
Costco Wholesale Corp.	30	29,396
		$330,326
Total Common Stocks (Identified Cost, $4,249,118)		$5,231,882
3

MFS Intrinsic Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.41% (v) (Identified Cost, $114,963)	114,946	$ 114,969
Other Assets, Less Liabilities – (0.4)%		(22,298)
Net Assets – 100.0%		$5,324,553
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $114,969 and $5,231,882, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
4

MFS Intrinsic Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 1/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,249,118)	$5,231,882
Investments in affiliated issuers, at value (identified cost, $114,963)	114,969
Receivables for
Dividends	1,945
Receivable from investment adviser	12,037
Other assets	113
Total assets	$5,360,946
Liabilities
Payable to affiliates
Administrative services fee	$96
Shareholder servicing costs	435
Distribution and service fees	39
Payable for independent Trustees' compensation	514
Payable for audit and tax fees	29,452
Accrued expenses and other liabilities	5,857
Total liabilities	$36,393
Net assets	$5,324,553
Net assets consist of
Paid-in capital	$4,237,410
Total distributable earnings (loss)	1,087,143
Net assets	$5,324,553
Shares of beneficial interest outstanding	428,255
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,322,391	106,436	$12.42
Class C	252,865	20,581	12.29
Class I	1,201,399	96,533	12.45
Class R1	71,915	5,854	12.29
Class R2	72,972	5,869	12.43
Class R3	73,507	5,908	12.44
Class R4	72,673	5,836	12.45
Class R6	2,256,831	181,238	12.45
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.18 [100 / 94.25 x $12.42]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Intrinsic Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 1/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$28,630
Dividends from affiliated issuers	3,655
Other	4
Foreign taxes withheld	(514)
Total investment income	$31,775
Expenses
Management fee	$15,408
Distribution and service fees	3,397
Shareholder servicing costs	1,284
Administrative services fee	8,823
Independent Trustees' compensation	1,514
Custodian fee	1,710
Shareholder communications	3,540
Audit and tax fees	32,379
Legal fees	11
Registration fees	84,455
Miscellaneous	16,221
Total expenses	$168,742
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(149,042)
Net expenses	$19,698
Net investment income (loss)	$12,077
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$188,188
Affiliated issuers	1
Foreign currency	(73)
Net realized gain (loss)	$188,116
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$72,793
Affiliated issuers	(12)
Translation of assets and liabilities in foreign currencies	(3)
Net unrealized gain (loss)	$72,778
Net realized and unrealized gain (loss)	$260,894
Change in net assets from operations	$272,971
See Notes to Financial Statements
6

MFS Intrinsic Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24
Change in net assets
From operations
Net investment income (loss)	$12,077	$25,791
Net realized gain (loss)	188,116	83,143
Net unrealized gain (loss)	72,778	605,020
Change in net assets from operations	$272,971	$713,954
Total distributions to shareholders	$(118,399)	$(21,250)
Change in net assets from fund share transactions	$32,035	$655,523
Total change in net assets	$186,607	$1,348,227
Net assets
At beginning of period	5,137,946	3,789,719
At end of period	$5,324,553	$5,137,946
See Notes to Financial Statements
7

MFS Intrinsic Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.06	$10.42	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss)	0.61	1.63	1.05	(0.65)
Total from investment operations	$0.63	$1.68	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.03)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.04)	$(0.03)	$—
Net asset value, end of period (x)	$12.42	$12.06	$10.42	$9.36
Total return (%) (r)(s)(t)(x)	5.24(n)	16.20	11.72	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.54(a)	6.28	7.80	7.90(a)
Expenses after expense reductions (f)	0.90(a)	0.89	0.89	0.88(a)
Net investment income (loss)	0.34(a)	0.43	0.39	0.15(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$1,322	$1,339	$678	$154

See Notes to Financial Statements
8

MFS Intrinsic Value Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.60	1.62	1.05	(0.65)
Total from investment operations	$0.58	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.29	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	4.90(n)	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.49(a)	7.18	7.99	8.46(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.63(a)
Net investment income (loss)	(0.41)(a)	(0.30)	(0.37)	(0.59)(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$253	$250	$161	$56
Class I	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.10	$10.44	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.61	1.64	1.05	(0.65)
Total from investment operations	$0.65	$1.72	$1.11	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.45	$12.10	$10.44	$9.37
Total return (%) (r)(s)(t)(x)	5.42(n)	16.56	11.93	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.51(a)	6.26	7.60	7.34(a)
Expenses after expense reductions (f)	0.65(a)	0.64	0.64	0.63(a)
Net investment income (loss)	0.59(a)	0.70	0.62	0.37(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$1,201	$1,132	$875	$444

See Notes to Financial Statements
9

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$11.93	$10.34	$9.32	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss)	0.60	1.62	1.05	(0.65)
Total from investment operations	$0.58	$1.59	$1.02	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.22)	$—	$—	$—
Net asset value, end of period (x)	$12.29	$11.93	$10.34	$9.32
Total return (%) (r)(s)(t)(x)	4.90(n)	15.38	10.94	(6.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.49(a)	7.29	9.14	8.71(a)
Expenses after expense reductions (f)	1.64(a)	1.64	1.64	1.63(a)
Net investment income (loss)	(0.40)(a)	(0.29)	(0.37)	(0.59)(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$72	$69	$59	$47
Class R2	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.06	$10.42	$9.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.01	$(0.01)
Net realized and unrealized gain (loss)	0.60	1.63	1.06	(0.64)
Total from investment operations	$0.61	$1.65	$1.07	$(0.65)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$(0.00)(w)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.01)	$(0.00)	$—
Net asset value, end of period (x)	$12.43	$12.06	$10.42	$9.35
Total return (%) (r)(s)(t)(x)	5.10(n)	15.87	11.49	(6.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	7.00(a)	6.78	8.64	8.21(a)
Expenses after expense reductions (f)	1.14(a)	1.14	1.14	1.13(a)
Net investment income (loss)	0.09(a)	0.20	0.12	(0.11)(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$73	$69	$60	$47

See Notes to Financial Statements
10

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.08	$10.43	$9.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.03	$0.01
Net realized and unrealized gain (loss)	0.61	1.64	1.06	(0.65)
Total from investment operations	$0.63	$1.69	$1.09	$(0.64)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.04)	$(0.02)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.04)	$(0.02)	$—
Net asset value, end of period (x)	$12.44	$12.08	$10.43	$9.36
Total return (%) (r)(s)(t)(x)	5.26(n)	16.22	11.71	(6.40)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.75(a)	6.53	8.38	7.95(a)
Expenses after expense reductions (f)	0.89(a)	0.89	0.89	0.88(a)
Net investment income (loss)	0.34(a)	0.45	0.38	0.13(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$74	$70	$60	$47
Class R4	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.10	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.61	1.63	1.06	(0.65)
Total from investment operations	$0.65	$1.71	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.45	$12.10	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	5.42(n)	16.45	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.50(a)	6.28	8.13	7.70(a)
Expenses after expense reductions (f)	0.65(a)	0.64	0.64	0.63(a)
Net investment income (loss)	0.59(a)	0.71	0.63	0.39(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$73	$69	$59	$47

See Notes to Financial Statements
11

MFS Intrinsic Value Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	1/31/25 (unaudited)	7/31/24	7/31/23	7/31/22(c)
Net asset value, beginning of period	$12.11	$10.45	$9.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss)	0.60	1.64	1.06	(0.65)
Total from investment operations	$0.64	$1.72	$1.12	$(0.63)
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.06)	$(0.04)	$—
From net realized gain	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.30)	$(0.06)	$(0.04)	$—
Net asset value, end of period (x)	$12.45	$12.11	$10.45	$9.37
Total return (%) (r)(s)(t)(x)	5.36(n)	16.57	12.04	(6.30)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.47(a)	6.26	8.12	7.69(a)
Expenses after expense reductions (f)	0.62(a)	0.62	0.62	0.62(a)
Net investment income (loss)	0.62(a)	0.73	0.64	0.40(a)
Portfolio turnover rate	18(n)	16	18	7(n)
Net assets at end of period (000 omitted)	$2,257	$2,141	$1,837	$1,639
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, February 8, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Intrinsic Value Fund (the fund) is a diversified series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,626,379	$—	$—	$4,626,379
Canada	193,043	—	—	193,043
France	—	141,664	—	141,664
Taiwan	103,614	—	—	103,614
United Kingdom	74,074	25,639	—	99,713
Ireland	—	40,761	—	40,761
Japan	—	26,708	—	26,708
Investment Companies	114,969	—	—	114,969
Total	$5,112,079	$234,772	$—	$5,346,851
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
14

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended January 31, 2025, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 7/31/24
Ordinary income (including any short-term capital gains)	$21,250
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 1/31/25
Cost of investments	$4,394,567
Gross appreciation	1,060,619
Gross depreciation	(108,335)
Net unrealized appreciation (depreciation)	$952,284
As of 7/31/24
Undistributed ordinary income	13,132
Undistributed long-term capital gain	39,933
Other temporary differences	3
Net unrealized appreciation (depreciation)	879,503
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/25	Year ended 7/31/24
Class A	$25,444	$3,885
Class C	4,428	—
Class I	28,504	5,577
Class R1	1,278	—
Class R2	1,401	71
Class R3	1,578	211
Class R4	1,724	347
Class R6	54,042	11,159
Total	$118,399	$21,250
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.45%
In excess of $5 billion and up to $10 billion	0.42%
In excess of $10 billion	0.40%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this management fee reduction amounted to $347, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.94%	1.69%	0.69%	1.69%	1.19%	0.94%	0.69%	0.62%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2025. For the six months ended January 31, 2025, this reduction amounted to $148,695, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47 for the six months ended January 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
16

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,552
Class C	0.75%	0.25%	1.00%	1.00%	1,227
Class R1	0.75%	0.25%	1.00%	1.00%	351
Class R2	0.25%	0.25%	0.50%	0.50%	178
Class R3	—	0.25%	0.25%	0.25%	89
Total Distribution and Service Fees					$3,397
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended January 31, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended January 31, 2025.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended January 31, 2025, the fee was $589, which equated to 0.0229% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $695.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended January 31, 2025 was equivalent to an annual effective rate of 0.3436% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 19, 2024, MFS redeemed 15,113 shares of Class A for an aggregate amount of $181,661.
At January 31, 2025, MFS held 100% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, and Class R6.
(4)  Portfolio Securities
For the six months ended January 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $908,370 and $927,521, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
17

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 1/31/25		Year ended 7/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	19,042	$229,172	55,919	$604,894
Class C	649	7,971	7,824	82,740
Class I	1,886	23,078	12,634	135,701
	21,577	$260,221	76,377	$823,335
Shares issued to shareholders in reinvestment of distributions
Class A	2,067	$25,444	363	$3,885
Class C	364	4,428	—	—
Class I	2,311	28,504	520	5,577
Class R1	106	1,278	—	—
Class R2	114	1,401	6	71
Class R3	128	1,578	20	211
Class R4	139	1,724	33	347
Class R6	4,383	54,042	1,041	11,159
	9,612	$118,399	1,983	$21,250
Shares reacquired
Class A	(25,687)	$(316,129)	(10,344)	$(120,616)
Class C	(1,354)	(16,013)	(2,435)	(28,499)
Class I	(1,190)	(14,443)	(3,410)	(39,947)
	(28,231)	$(346,585)	(16,189)	$(189,062)
Net change
Class A	(4,578)	$(61,513)	45,938	$488,163
Class C	(341)	(3,614)	5,389	54,241
Class I	3,007	37,139	9,744	101,331
Class R1	106	1,278	—	—
Class R2	114	1,401	6	71
Class R3	128	1,578	20	211
Class R4	139	1,724	33	347
Class R6	4,383	54,042	1,041	11,159
	2,958	$32,035	62,171	$655,523
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended January 31, 2025, the fund’s commitment fee and interest expense were $13 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
18

MFS Intrinsic Value Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$192,529	$615,708	$693,257	$1	$(12)	$114,969
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,655	$—
19

MFS Intrinsic Value Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust VII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	473,620,431.737	12,961,674.681
John A. Caroselli	473,058,638.712	13,523,467.706
Maureen R. Goldfarb	477,718,501.764	8,863,604.654
Peter D. Jones	476,217,082.316	10,365,024.102
John P. Kavanaugh	473,744,781.918	12,837,324.500
James W. Kilman, Jr.	476,275,513.558	10,306,592.860
Clarence Otis, Jr.	475,695,813.191	10,886,293.227
Michael W. Roberge	476,510,413.887	10,071,692.531
Maryanne L. Roepke	477,754,227.385	8,827,879.034
Paula E. Smith	477,666,092.208	8,916,014.210
Laurie J. Thomsen	477,564,454.244	9,017,652.174
Darrell A. Williams	475,810,273.785	10,771,832.633
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Intrinsic Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Intrinsic Value Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
21

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  March 18, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  March 18, 2025

*  Print name and title of each signing officer under his or her signature.